EMPLOYEE BENEFIT PLANS - Retirement Pension Premium Plan (Details) - Retirement Pension Premium Plan [Member] $ in Millions	Dec. 31, 2019 COP ($)
Disclosure of employee benefit plans
Effect on DBO Increase	$ 6,998
Effect on DBO Decrease	$ (6,396)
Increase Level [Member]
Disclosure of employee benefit plans
Discount rate Value	6.45%
Decrease Level [Member]
Disclosure of employee benefit plans
Discount rate Value	5.45%
Discount rate [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (6,349)
Effect on DBO Decrease	$ 7,013
Discount rate [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Discount rate Value	6.20%
Discount rate [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Discount rate Value	5.20%
Salary Level [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%